Inventories (Schedule of detailed information about inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Stockpile	$ 10,396	$ 5,463
Work in progress	14,420	1,762
Finished goods	62,230	62,546
Materials and supplies	51,774	48,703
Current inventories	138,820	118,474
Non-current
Stockpile	14,626	14,730
Materials and supplies	4,829	4,746
Non current inventories	19,455	19,476
Total inventories	$ 158,275	$ 137,950